Basic and diluted net earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Options and Convertible Debentures
Class of Stock [Line Items]
Anti-dilutive convertible debentures	1,627,525	1,786,401